SHARE-BASED PAYMENTS - Schedule of Inputs to Valuation Models used for Rights, and RSUs Granted (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life (weighted average)	4 years 8 months 8 days	4 years 6 months 21 days	3 years 6 months 3 days
Risk-free interest rate (weighted average)	3.73%	3.75%	2.97%
Expected volatility (weighted average)	77.00%	80.00%	78.00%
Fair value at grant date (weighted average)	$ 3.49	$ 0.99	$ 0.32
Share price at grant date (weighted average)	3.94	1.36	0.71
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 6.02	$ 3.93	$ 3.49